Other Borrowed Funds	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Other Borrowed Funds

Note 9—Other Borrowed Funds

Other borrowed funds consist of the following:

		June 30, 2014		December 31, 2013
	Matures During Year Ending December 31,	Amount	Weighted Average Rate	Amount	Weighted Average Rate
	(Dollars in thousands)

FHLB advances	2018	$10,000	2.33%	$10,000	2.33%
Repurchase agreements		3,540	0.10	2,636	0.10
Long term lease obligation		241	2.46	241	2.46

		$13,781	1.76%	$12,877	1.88%

FHLB of Chicago Advances

The Bank pledges certain loans that meet underwriting criteria established by the Federal Home Loan Bank of Chicago (“FHLB of Chicago”) as collateral for outstanding advances. The unpaid principal balance of loans pledged to secure FHLB of Chicago borrowings totaled $644.5 million and $659.4 million at June 30, 2014 and December 31, 2013, respectively. The FHLB of Chicago borrowings are also collateralized by mortgage-related securities totaling $110.2 million and $122.2 million at June 30, 2014 and December 31, 2013, respectively. At June 30, 2014, there were no FHLB of Chicago borrowings with call features that may be exercised by the FHLB of Chicago.

Credit Agreement

On September 27, 2013, pursuant to the Plan of Reorganization, we satisfied all of our obligations under the Credit Agreement through a cash payment to the Lenders of $49.0 million (plus expense reimbursement as contemplated by the Credit Agreement) and the Credit Agreement was terminated.

Note 10—Other Borrowed Funds

Other borrowed funds consist of the following:

		December 31, 2013			March 31, 2013
			Weighted			Weighted
	Matures During Year		Average	Matures During Year		Average
	Ending December 31,	Amount	Rate	Ending March 31,	Amount	Rate
	(Dollars in thousands)
FHLB advances:	2014	$—	—%	2014	$11,500	1.93%
	2018	10,000	2.33	2018	100,000	3.36
	2019	—	0.00	2019	86,000	2.87

Total FHLB advances		10,000	2.33		197,500	3.06
Credit agreement		—	—		116,300	15.00
Repurchase agreements		2,636	0.10		3,425	0.14
Long term lease obligation		241	2.46		—	—

		$12,877	1.88%		$317,225	7.41%

FHLB Advances

The Bank pledges certain loans that meet underwriting criteria established by the FHLB as collateral for outstanding advances. The unpaid principal balance of loans pledged to secure FHLB borrowings totaled $659.4 million and $717.0 million at December 31, 2013 and March 31, 2013, respectively. The FHLB borrowings are also collateralized by mortgage-related securities with a fair value of $122.2 million and $152.1 million at December 31, 2013 and March 31, 2013, respectively. At December 31, 2013, there were no FHLB borrowings with call features that may be exercised by the FHLB.

On September 19, 2013, FHLB advances totaling $176.0 million were prepaid. The prepaid advances were fixed rate, maturing in January 2018, with a then current weighted average rate of 3.18%. The prepayment triggered an early termination penalty of $16.1 million which was recorded in non-interest expense. On December 21, 2012, FHLB advances totaling $150.0 million were prepaid. The prepaid advances were floating rate, maturing in January 2015, with a then current weighted average rate of 1.41%. The prepayment triggered an early termination penalty of $3.5 million which was recorded in non-interest expense.

Credit Agreement

As of March 31, 2013, we had drawn a total of $116.3 million pursuant to the Credit Agreement at a weighted average interest rate of 15.0%, on a short term line of credit to various lenders led by the Administrative Agent. On September 27, 2013, pursuant to the Plan of Reorganization, we satisfied all of our obligations under the Credit Agreement through a cash payment to the Lenders of $49.0 million (plus expense reimbursement as contemplated by the Credit Agreement) and the Credit Agreement was terminated. We recorded $134.5 million extinguishment of debt in the results of operations during the nine months ended December 31, 2013.

Temporary Liquidity Guarantee Program

In October 2008, the Secretary of the United States Department of the Treasury invoked the systemic risk exception of the FDIC Improvement Act of 1991 and the FDIC announced the Temporary Liquidity Guarantee Program (the “TLGP”). The TLGP provides a guarantee, through the earlier of maturity or December 31, 2012, of certain senior unsecured debt issued by participating Eligible Entities (including the Corporation) between October 14, 2008 and December 31, 2009. The Bank signed a master agreement with the FDIC on December 5, 2008 for issuance of bonds under the program and subsequently issued $60.0 million of bonds in February 2009 bearing interest at a fixed rate of 2.74%. The bonds matured on February 11, 2012 and were paid in full.